UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

1001 Westhaven Blvd.,  Suite 100,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	January 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.67%

Aerospace & Defense - 1.82%
19,730	Engility Holdings, Inc. *	$578,681

Auto Components - 1.10%
13,530	Fox Factory Holding Corp. *	$350,427

Banks - 9.04%
62,247	Community Banker Trust Corporation *	466,853
14,164	Customers Bancorp, Inc. *	488,091
43,290	Green Bancorp, Inc. *	742,424
15,867	Hanmi Financial Corporation	525,991
24,319	Triumph Bancorp, Inc. *	657,829
		2,881,187
Biological Products - 0.82%
37,300	Teligent, Inc. *	$261,100

Biotechnology - 3.12%
10,746	BioSpecifics Technologies Corp. *	551,162
49,540	Progenics Pharmaceuticals, Inc. *	441,897
		993,059
Building Products - 4.09%
12,070	Apogee Enterprises, Inc.	688,956
22,520	PGT, Inc. *	258,980
5,260	Trex Co., Inc.	356,260
		1,304,195
Chemical & Allied Products - 1.38%
11,946	KMG Chemicals, Inc.	$440,330

Commercial Services & Supplies - 0.95%
11,600	Knoll, Inc.	$302,876

Communications Equipment - 0.90%
19,080	CalAmp Corp. *	286,582

Computer Peripheral Equipment - 1.20%
57,900	Mitek Systems, Inc. *	382,140

Concrete Products, Except Blocks - 2.20%
10,730	US Concrete, Inc. *	702,815

Concrete, Gypsum & Plaster Pro - 1.50%
13,350	AMN Healthcare Services, Inc. *	478,598

Construction Materials - 2.28%
28,987	Summit Materials, Inc.	727,574

Diversified Telecommunication - 1.19%
24,000	8x8, Inc. *	380,400

Fire, Marine & Casualty Insurance - 2.54%
19,930	National General Holdings Corp.	488,086
23,450	United Insurance Holding Corp.	320,562
		808,647
Health Care Equipment & Supplies - 2.95%
4,360	Inogen, Inc. *	280,653
15,200	Lemaitre Vascular, Inc.	345,192
12,930	SurModics Inc. *	312,906
		938,751
Health Care Providers & Services - 0.99%
13,700	BioTelemetry, Inc. *	315,785

Hotels Restaurants & Leisure - 1.77%
17,333	Kona Grill, Inc. *	158,597
23,720	Ruth's Hospitality Group, Inc.	406,798
		565,395
Household Audio & Video Equipment - 1.64%
19,420	Knowles Corporation *	349,948
2,880	Universal Electronic *	171,360
		521,308
Infrastructure Software - 0.98%
25,020	Rapid7, Inc. *	311,999

Internet Software & Services - 1.40%
22,350	Reis, Inc.	447,000

Life Sciences Tools & Services - 3.98%
5,310	Cambrex Corporation *	278,510
5,890	ICON Public Limited Company *	495,113
57,450	Neogenomics, Inc. *	463,047
17,287	pSivida Corp. *	30,425
		1,267,095
Loan Brokers - 1.20%
3,410	LendingTree, Inc. *	381,579

Lumber & Wood Products (No Furniture) - 1.14%
8,950	Koppers Holdings, Inc. *	362,028

Media - 0.30%
25,099	Xcel Brands, Inc. *	96,631

Millwood, Veneer, Plywood, & Structural Wood Members - 0.69%
3,100	American Woodmark Corp. *	220,720

Oil Royalty Traders - 0.19%
7,972	San Juan Basin Royalty TR	60,029

Pharmaceutical Preparations - 2.59%
9,790	Akorn, Inc. *	186,989
39,100	Horizon Pharma, Inc. *	640,067
		827,056
Photographic Equipment & Supplies - 2.06%
20,110	IMAX Corporation *	655,586

Retail-Eating Places - 0.73%
19,200	Denny's Corp. *	233,664

Retail-Miscellaneous Shopping Goods Stores - 0.84%
36,107	Sportsman's Warehouse Holdings, Inc. *	268,636

Road & Rail - 1.30%
18,130	Marten Transport Ltd.	414,271

Semiconductors & Related Devices - 9.85%
9,200	Acacia Communications, Inc. *	535,164
29,075	Chipmos Technologies Bermuda	447,464
10,690	Inphi Corporation *	489,816
7,290	M/A-COM Technology Solutions Holdings, Inc. *	346,640
9,600	MaxLinear, Inc. *	245,568
34,620	NeoPhotonics Corporation *	379,089
71,010	Oclaro, Inc. *	696,608
		3,140,349
Semiconductors & Semiconductor - 7.57%
5,840	Cabot Microelecronics Corp.	394,258
19,360	Kulicke & Soffa Industries *	340,349
51,820	Nova Measuring Instruments Ltd. *	777,300
19,480	Tower Semiconductor Ltd. *	413,171
38,930	Ultra Clean Holdings, Inc. *	487,793
		2,412,871
Services-Commercial Physical & Biological Research - 1.55%
8,450	PRA Health Science, Inc. *	495,086

Services-Computer Processing & Data Preperation- 1.67%
34,430	Five9, Inc. *	532,288

Services-Computer Programming - 2.69%
38,130	Pdf Solutions, Inc. *	858,306

Services-Miscellaneous Business - 1.96%
15,357	NV5 Global, Inc. *	625,798

Services-Prepackaged Software - 1.97%
11,830	CyberArk Software, Ltd. *	627,700

Specialty Retail - 1.66%
24,610	Marinemax, Inc. *	527,885

Sporting & Athletic Goods, NEC - 1.52%
27,870	Nautilus Inc. *	483,545

Surgical & Medical Instruments - 0.73%
6,500	Orthofix International NV *	233,610

Telephone & Telegraph Apparatus - 2.82%
16,560	Clearfield, Inc. *	284,832
14,600	Fabrinet *	615,098
		899,930
Textiles, Apparel & Luxury Goods - 1.10%
75,960	Sequential Brands Group, Inc. *	351,695

Thrifts & Mortgage Finance - 4.07%
86,770	Atlantic Coast Financial Corporation *	626,913
22,730	Bofi Holding, Inc. *	670,535
		1,297,448
Trucking (No Local) - 1.62%
10,720	Saia, Inc. *	515,096

TOTAL FOR COMMON STOCKS (Cost $25,202,918) - 99.67%		31,767,749

Warrants - 0.00%

Service-Medical Laboratories - 0.00%
50,000	Cancer Genetics, Inc. Warrant	0

TOTAL FOR Warrants (Cost $0) - 0.00%		0

Short Term Investments- 0.54%

Cash @ US Bank - 0.54%
170,657	Cash @ US Bank	170,657

TOTAL FOR Short Term Investments (Cost $170,657) - 0.54%		170,657

TOTAL INVESTMENTS (Cost $25,373,575) *** - 100.20%		$ 31,938,406

OTHER ASSETS LESS LIABILITIES - 0.20%		(64,130)

NET ASSETS - 100.00%		$ 31,874,275

* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at January 31, 2017.

*** At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,373,575 amounted to $6,564,830, which consisted of aggregate gross unrealized appreciation of 8,027,875 and aggregate gross unrealized depreciation of $1,463,044.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital U.S. Emerging Companies Fund
1. SECURITY TRANSACTIONS

At January 31, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $25,373,575 amounted to $6,564,830, which consisted of aggregate gross unrealized appreciation of 8,027,875 and aggregate gross unrealized depreciation of $1,463,044.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of January 31, 2017:
Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$31,767,749	$0	$0	$31,767,749
Warrant	$0	$0	$0	$0
Short Term Investments	$170,657	$0	$0	$170,657
Total	$31,767,749	$0	$0	$31,938,406

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date March 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer and Principal Financial Officer

Date March 16, 2017